Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Details of Investment in Associates

Associates	December 31, 2024	December 31, 2025
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	293,089	159,271
Daypower Energy Co., Ltd. (“Daypower Energy”)	27,124	30,939
	320,213	190,210

Summarized Financial Information for Investment in Material Associates

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Profit (loss) for the year from continuing operations	1,714	2,683	(142,649)
Other comprehensive income, net of income tax	12,993	16,978	22,084
Total comprehensive income (loss)	14,707	19,661	(120,565)